INCOME TAXES (Details)	9 Months Ended
Sep. 30, 2014
Income Taxes Details
Computed *expected* tax benefit	(35.00%)
Increase (decrease) in income taxes resulting from:
State taxes, net of federal benefit	(5.20%)
Tax reporting differences due to the reverse acquisition	11.30%
Increase in the valuation reserve	28.90%
Income tax rate to pretax income	0.00%